UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              02/13/13
     -----------------------        -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $102,275 K
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE
                          ----------------------------

                 ITEM 1:                ITEM 2:  ITEM 3:   ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:         ITEM 8:
-------------------------------------- ----------------- -----------   ---------  ------------------- -------- ---------------------
             NAME OF ISSUER              TITLE   CUSIP       FAIR      SHARES OR      INVESTMENT      MANAGERS    VOTING AUTHORITY
                                       OF CLASS  NUMBER     MARKET     PRINCIPAL      DISCRETION
                                                            VALUE       AMOUNT
                                                                                  ---- ------- ------          -------- ------ -----
                                                                                  [A]   [B]     [C]              [A]     [B]    [C]
                                                                                               SHARED
                                                                                  SOLE SHARED  OTHER            SOLE    SHARED  NONE
-------------------------------------- ----------------- -----------  ----------  ------------------- -------- ---------------------
ANADARKO PETROLEUM CORP                   com  032511107 3,715,500.00    50,000   sole                          50,000
BE AEROSPACE INC                          com  073302101 3,705,000.00    75,000   sole                          75,000
BEAZER HOMES USA, INC.                    com  07556Q881 3,158,430.00   187,000   sole                         187,000
BROOKDALE SENIOR LIVING, INC.             com  112463104 3,798,000.00   150,000   sole                         150,000
BUILDERS FIRSTSOURCE INC.                 com  12008R107 1,113,712.20   199,590   sole                         199,590
CIT GROUP INC.                            com  125581801 3,670,800.00    95,000   sole                          95,000
DELPHI AUTOMOTIVE PLC                     com  G27823106 3,825,000.00   100,000   sole                         100,000
EMC CORPORATION MASS                      com  268648102 3,812,710.00   150,700   sole                         150,700
EMERITUS CORPORATION                      com  291005106 3,708,000.00   150,000   sole                         150,000
ENERGY XXI (BERMUDA) LTD                  com  G10082140 4,546,264.40   141,320   sole                         141,320
GENCORP INC                               com  368682100 2,051,365.95   224,193   sole                         224,193
HERTZ GLOBAL HOLDINGS, INC.               com  42805T105 4,148,850.00   255,000   sole                         255,000
LEAR CORPORATION                          com  521865204 3,513,000.00    75,000   sole                          75,000
LYONDELLBASELL INDUSTRIES N.V.            com  N53745100 6,582,477.00   115,300   sole                         115,300
M/I HOMES INC.                            com  55305B101 2,915,000.00   110,000   sole                         110,000
MAGNUM HUNTER RESOURCES CORP              com  55973B102 2,793,000.00   700,000   sole                         700,000
MICHAEL KORS HOLDINGS LIMITED             com  G60754101 3,827,250.00    75,000   sole                          75,000
NATIONSTAR MTG HOLDINGS                   com  63861C109 4,956,800.00   160,000   sole                         160,000
OCWEN FINANCIAL CORPORATION               com  675746309 4,150,800.00   120,000   sole                         120,000
OWENS CORNING                             com  690742101 3,699,000.00   100,000   sole                         100,000
PHILLIPS 66                               com  718546104 4,248,000.00    80,000   sole                          80,000
PULTEGROUP INC.                           com  745867101 3,087,200.00   170,000   sole                         170,000
REALOGY HLDGS CORP                        com  75605Y106 3,356,800.00    80,000   sole                          80,000
STANDARD PACIFIC CORP                     com  85375C101 3,123,750.00   425,000   sole                         425,000
THE HOWARD HUGHES CORP                    com  44267D107 3,651,000.00    50,000   sole                          50,000
TILE SHOP HLDGS INC.                      com  88677Q109 2,103,750.00   125,000   sole                         125,000
ULTRA CLEAN HOLDINGS, INC.                com  90385V107 1,425,932.74   290,414   sole                         290,414
W.R. GRACE & CO                           com  38388F108    20,169.00       300   sole                             300
WALTER INVESTMENT MGMT CORP               com  93317W102 4,732,200.00   110,000   sole                         110,000
WTS/KINDER MORGAN, INC. EXP 05/25/2017    com  49456B119 2,835,000.00   750,000   sole                         750,000